UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      July 26, 2006 to August 25, 2006


Commission File Number of issuing entity: 333-130192-05


                 J.P. Morgan Mortgage Acquisition Trust 2006-CW1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       30-0367837, 35-2272774, 37-1524729
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-CW1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
      A-1A        [   ]           [   ]           [ x ]
      A-1B        [   ]           [   ]           [ x ]
      A-2         [   ]           [   ]           [ x ]
      A-3         [   ]           [   ]           [ x ]
      A-4         [   ]           [   ]           [ x ]
      A-5         [   ]           [   ]           [ x ]
      M-1         [   ]           [   ]           [ x ]
      M-2         [   ]           [   ]           [ x ]
      M-3         [   ]           [   ]           [ x ]
      M-4         [   ]           [   ]           [ x ]
      M-5         [   ]           [   ]           [ x ]
      M-6         [   ]           [   ]           [ x ]
      M-7         [   ]           [   ]           [ x ]
      M-8         [   ]           [   ]           [ x ]
      M-9         [   ]           [   ]           [ x ]
      M-10        [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a restatement was issued for the August 25, 2006 distribution to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1, Asset-Backed Pass-Through Certificates, Series 2006-CW1. The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         Restatement to Certificateholders on August 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    September 29, 2006

EXHIBIT INDEX

Exhibit Number  Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-CW1 relating to the August 25, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 August 25, 2006
                                 **REVISION***

                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                         11
Delinquency Trend Group                                           12
Bankruptcies                                                      13
Foreclosures                                                      15
REO Properties                                                    17
REO Property Scheduled Balance                                    18
Principal Payoffs by Group occurred in this Distribution          18
Realized Loss Group Report                                        19

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 August 25, 2006
                                 ***REVISION***

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A     213,081,000.00    203,374,843.90     6,226,986.41     969,335.35          7,196,321.76      0.00    0.00    197,147,857.49
A1B      53,319,000.00     50,890,240.34     1,558,171.25     244,746.72          1,802,917.97      0.00    0.00     49,332,069.09
A2      237,874,000.00    212,918,230.17    14,029,042.24     994,653.43         15,023,695.67      0.00    0.00    198,889,187.93
A3       38,072,000.00     38,072,000.00             0.00     179,821.46            179,821.46      0.00    0.00     38,072,000.00
A4      103,118,000.00    103,118,000.00             0.00     491,486.17            491,486.17      0.00    0.00    103,118,000.00
A5       51,937,000.00     51,937,000.00             0.00     251,569.84            251,569.84      0.00    0.00     51,937,000.00
M1       32,551,000.00     32,551,000.00             0.00     158,509.81            158,509.81      0.00    0.00     32,551,000.00
M2       30,322,000.00     30,322,000.00             0.00     148,177.72            148,177.72      0.00    0.00     30,322,000.00
M3       17,836,000.00     17,836,000.00             0.00      87,314.65             87,314.65      0.00    0.00     17,836,000.00
M4       15,161,000.00     15,161,000.00             0.00      74,741.62             74,741.62      0.00    0.00     15,161,000.00
M5       14,715,000.00     14,715,000.00             0.00      72,923.04             72,923.04      0.00    0.00     14,715,000.00
M6       13,377,000.00     13,377,000.00             0.00      67,329.04             67,329.04      0.00    0.00     13,377,000.00
M7       13,377,000.00     13,377,000.00             0.00      71,936.68             71,936.68      0.00    0.00     13,377,000.00
M8       11,594,000.00     11,594,000.00             0.00      64,245.25             64,245.25      0.00    0.00     11,594,000.00
M9        8,918,000.00      8,918,000.00             0.00      55,560.38             55,560.38      0.00    0.00      8,918,000.00
M10       8,918,000.00      8,918,000.00             0.00      56,712.29             56,712.29      0.00    0.00      8,918,000.00
P               100.00            100.00             0.00     264,698.81            264,698.81      0.00    0.00            100.00
R                 0.00              0.00             0.00           0.00                  0.00      0.00    0.00              0.00
TOTALS  864,170,100.00    827,079,414.41    21,814,199.90   4,253,762.26         26,067,962.16      0.00    0.00    805,265,214.51
---------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       891,817,320.00    854,725,751.16             0.00   1,536,173.89          1,536,173.89      0.00    0.00    832,911,551.28
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    CURRENT
                       BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL          PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A      46628MAA4     954.44851442    29.22356480          4.54914023          33.77270503       925.22494962      5.535000%
A1B      46628MAB2     954.44851441    29.22356477          4.59023463          33.81379940       925.22494964      5.585000%
A2       46628MAC0     895.08828275    58.97677863          4.18142979          63.15820842       836.11150412      5.425000%
A3       46628MAD8   1,000.00000000     0.00000000          4.72319447           4.72319447     1,000.00000000      5.485000%
A4       46628MAE6   1,000.00000000     0.00000000          4.76625002           4.76625002     1,000.00000000      5.535000%
A5       46628MAF3   1,000.00000000     0.00000000          4.84374993           4.84374993     1,000.00000000      5.625000%
M1       46628MAG1   1,000.00000000     0.00000000          4.86958342           4.86958342     1,000.00000000      5.655000%
M2       46628MAH9   1,000.00000000     0.00000000          4.88680562           4.88680562     1,000.00000000      5.675000%
M3       46628MAJ5   1,000.00000000     0.00000000          4.89541657           4.89541657     1,000.00000000      5.685000%
M4       46628MAK2   1,000.00000000     0.00000000          4.92986083           4.92986083     1,000.00000000      5.725000%
M5       46628MAL0   1,000.00000000     0.00000000          4.95569419           4.95569419     1,000.00000000      5.755000%
M6       46628MAM8   1,000.00000000     0.00000000          5.03319429           5.03319429     1,000.00000000      5.845000%
M7       46628MAN6   1,000.00000000     0.00000000          5.37763923           5.37763923     1,000.00000000      6.245000%
M8       46628MAP1   1,000.00000000     0.00000000          5.54124978           5.54124978     1,000.00000000      6.435000%
M9       46628MAQ9   1,000.00000000     0.00000000          6.23013905           6.23013905     1,000.00000000      7.235000%
M10      46628MAR7   1,000.00000000     0.00000000          6.35930590           6.35930590     1,000.00000000      7.385000%
P        46628MAT3   1,000.00000000     0.00000000  2,646,988.10000000   2,646,988.10000000     1,000.00000000      0.000000%
TOTALS                 957.07941574    25.24294685          4.92236686          30.16531370       931.83646890
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                  ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL          NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C        46628MAS5     958.40900596     0.00000000          1.72252081           1.72252081       933.94861549      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-CW1
                                 August 25, 2006
                                 ***REVISION***


Dates:
Record Date                                                                                08/24/06
Determination Date                                                                         08/15/06
Distribution Date                                                                          08/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                     415,361.38
Group 1                                                                                  218,675.26
Group 2                                                                                  196,686.12

Principal Prepayments (Total)                                                         21,372,794.68
Group 1                                                                                7,556,490.66
Group 2                                                                               13,816,304.02

Curtailments (Total)                                                                      25,587.69
Group 1                                                                                   10,008.62
Group 2                                                                                   15,579.07

Curtailment Interest Adjustments (Total)                                                     456.28
Group 1                                                                                      -35.79
Group 2                                                                                      492.07

Repurchase Principal (Total)                                                                   0.00
Group 1                                                                                        0.00
Group 2                                                                                        0.00

Substitution Amounts (Total)                                                                   0.00
Group 1                                                                                        0.00
Group 2                                                                                        0.00

Net Liquidation Proceeds (Total)                                                               0.00
Group 1                                                                                        0.00
Group 2                                                                                        0.00
Other Principal Adjustments (Total)                                                           -0.13
Group 1                                                                                       18.91
Group 2                                                                                      -19.04

Interest Funds:
Gross Interest                                                                         5,743,179.52
Group 1                                                                                2,207,113.06
Group 2                                                                                3,536,066.46

Servicing Fees                                                                           356,135.66
Group 1                                                                                  136,887.07
Group 2                                                                                  219,248.59

Trustee Fees                                                                               2,849.16
Group 1                                                                                    1,095.17
Group 2                                                                                    1,753.99

Custodian Fee                                                                              1,424.54
Group 1                                                                                      547.55
Group 2                                                                                      876.99

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                50
Group 1                                                                                          17
Group 2                                                                                          33

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected     9,576,617.70
Group 1                                                                                2,959,173.83
Group 2                                                                                6,617,443.87

Amount of Prepayment Penalties Collected                                                 264,698.81
Group 1                                                                                   84,098.65
Group 2                                                                                  180,600.16
Available Remitance Amount                                                            27,196,970.06

Principal Remittance Amount (Total)                                                   21,814,199.90
Group 1                                                                                7,785,157.66
Group 2                                                                               14,029,042.24

Interest Remittance Amount (Total)                                                     5,382,770.16
Group 1                                                                                2,068,583.27
Group 2                                                                                3,314,186.89

Pool Detail:
Beginning Number of Loans Outstanding                                                         4,932
Group 1                                                                                       2,104
Group 2                                                                                       2,828

Ending Number of Loans Outstanding                                                            4,824
Group 1                                                                                       2,059
Group 2                                                                                       2,765

Beginning Aggregate Loan Balance                                                     854,725,751.34
Group 1                                                                              328,529,052.84
Group 2                                                                              526,196,698.50

Ending Aggregate Loan Balance                                                        832,911,551.46
Group 1                                                                              320,743,895.20
Group 2                                                                              512,167,656.26

Current Advances                                                                               0.00
Group 1                                                                                        0.00
Group 2                                                                                        0.00

Aggregate Advances                                                                             0.00
Group 1                                                                                        0.00
Group 2                                                                                        0.00

Weighted Average Remaning Term To Maturity                                                   348.16
Group 1                                                                                      350.00
Group 2                                                                                      347.00

Weighted Average Net Mortgage Rate                                                         7.55719%
Group 1                                                                                    7.55580%
Group 2                                                                                    7.55806%

Interest Accrual Period
Start Date                                                                            July 25, 2006
End Date                                                                            August 25, 2006
Number of Days in Accrual Period                                                                 31

   Delinquent Mortgage Loans
            Group 1            Group 1                    Group 1        Group 1
            Category            Number          Principal Balance     Percentage
            1 Month                 37               6,103,229.73          1.90%
            2 Month                 13               2,182,097.33          0.68%
            3 Month                  4                 709,315.14          0.22%
             Total                  54               8,994,642.20          2.80%
   Delinquent Mortgage Loans
            Group 2            Group 2                    Group 2        Group 2
            Category            Number          Principal Balance     Percentage
            1 Month                 48               8,619,039.34          1.68%
            2 Month                 28               3,768,918.40          0.74%
            3 Month                  4                 688,315.17          0.13%
             Total                  80              13,076,272.91          2.55%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

      Bankruptcies
      Group Number     Number of Loans      Principal Balance       Percentage
               1                     2             133,483.57            0.04%
               2                     0                   0.00            0.00%
          Total                      2             133,483.57            0.02%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                             1
Principal Balance of Bankruptcy Loans that are Current                                          25,087.51
Number of Bankruptcy Loans that are 1 Month Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                    0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                 1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                             108,396.06
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                  0.00
Total Number of Bankruptcy Loans                                                                        2
Total Principal Balance of Bankruptcy Loans                                                    133,483.57

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                             0
Principal Balance of Bankruptcy Loans that are Current                                               0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                  0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                    0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                 0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                   0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                  0.00
Total Number of Bankruptcy Loans                                                                        0
Total Principal Balance of Bankruptcy Loans                                                          0.00


   Foreclosures
   Group Number     Number of Loans Principal Balance   Percentage
           1                     15      2,080,194.64        0.65%
           2                     17      3,856,886.20        0.75%
      Total                      32      5,937,080.84        0.71%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           8
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                     1,266,148.86
Number of Foreclosure Loans that are 3+ Months Delinquent                                          7
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                      814,045.78
Total Number of Foreclosure Loans                                                                 15
Total Principal Balance of Foreclosure Loans                                            2,080,194.64

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           9
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                     1,645,004.99
Number of Foreclosure Loans that are 3+ Months Delinquent                                          8
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    2,211,881.21
Total Number of Foreclosure Loans                                                                 17
Total Principal Balance of Foreclosure Loans                                            3,856,886.20

     REO Properties
      Group Number         Number of Loans Principal Balance     Percentage
               1                         0              0.00          0.00%
               2                         0              0.00          0.00%
          Total                          0              0.00          0.00%
Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
          Group Number     Loan Number      REO Date  Schedule Principal Balance
                                                                       0.00
              Total                                                    0.00

Principal Payoffs by Group occured in this Distribution
         Group Number     Number of Loans   Principal Balance         Percentage
                  1                     0        7,556,490.66              2.36%
                  2                     0       13,816,304.02              2.70%
             Total                      0       21,372,794.68              2.57%

 Realized Loss Group Report
        Group Number   Current Loss  Cumulative Loss     Ending Balance     Balance of Liquidated Loans  Net Liquidation Proceeds
              1                0.00         2,040.78     320,743,895.20                            0.00                      0.00
              2                0.00             0.00     512,167,656.26                            0.00                      0.00
            TOTAL              0.00         2,040.78     832,911,551.46                            0.00                      0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                           0.00
Group 1                                                                                                                  0.00
Group 2                                                                                                                  0.00

Cumulative Realized Losses - Reduced by Recoveries                                                                   2,040.78
Group 1                                                                                                              2,040.78
Group 2                                                                                                                  0.00

Current Applied Losses                                                                                                   0.00
Cumulative Applied Losses                                                                                                0.00

Trigger Event                                                                                                              NO
TEST I - Trigger Event Occurrence                                                                                          NO
(Is Delinquency Percentage > 33.50% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                                               1.60811%
33% of of Senior Enhancement Percetage                                                                               8.56639%
OR
TEST II - Trigger Event Occurrence                                                                                         NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                                 0.00023%
Required Cumulative Loss %                                                                                           0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                                           27,646,336.93
Ending Overcollateralization Amount                                                                             27,646,336.95
Ending Overcollateralization Deficiency                                                                                  0.00
Overcollateralization Release Amount                                                                                     0.00
Monthly Excess Interest                                                                                          1,394,256.49
Payment to Class C                                                                                               1,536,173.89

Certificate Interest Shortfall Detail:
Interest Carry Forward:
Interest Carryforward Balance with respect to such Distribution Date
Class A-1a                                                                                                               0.00
Class A-1b                                                                                                               0.00
Class A-2                                                                                                                0.00
Class A-3                                                                                                                0.00
Class A-4                                                                                                                0.00
Class A-5                                                                                                                0.00
Class M-1                                                                                                                0.00
Class M-2                                                                                                                0.00
Class M-3                                                                                                                0.00
Class M-4                                                                                                                0.00
Class M-5                                                                                                                0.00
Class M-6                                                                                                                0.00
Class M-7                                                                                                                0.00
Class M-8                                                                                                                0.00
Class M-9                                                                                                                0.00
Class M-10                                                                                                               0.00

Interest Carryforward Amount Paid This Period                                                                            0.00
Class A-1a                                                                                                               0.00
Class A-1b                                                                                                               0.00
Class A-2                                                                                                                0.00
Class A-3                                                                                                                0.00
Class A-4                                                                                                                0.00
Class A-5                                                                                                                0.00
Class M-1                                                                                                                0.00
Class M-2                                                                                                                0.00
Class M-3                                                                                                                0.00
Class M-4                                                                                                                0.00
Class M-5                                                                                                                0.00
Class M-6                                                                                                                0.00
Class M-7                                                                                                                0.00
Class M-8                                                                                                                0.00
Class M-9                                                                                                                0.00
Class M-10                                                                                                               0.00

Interest Carryforward Amount Occured This Period                                                                         0.00
Class A-1a                                                                                                               0.00
Class A-1b                                                                                                               0.00
Class A-3                                                                                                                0.00
Class A-2                                                                                                                0.00
Class A-4                                                                                                                0.00
Class A-5                                                                                                                0.00
Class M-1                                                                                                                0.00
Class M-2                                                                                                                0.00
Class M-3                                                                                                                0.00
Class M-4                                                                                                                0.00
Class M-5                                                                                                                0.00
Class M-6                                                                                                                0.00
Class M-7                                                                                                                0.00
Class M-8                                                                                                                0.00
Class M-9                                                                                                                0.00
Class M-10                                                                                                               0.00

Remaining Interest Carryforward Amount
Class A-1a                                                                                                               0.00
Class A-1b                                                                                                               0.00
Class A-2                                                                                                                0.00
Class A-3                                                                                                                0.00
Class A-4                                                                                                                0.00
Class A-5                                                                                                                0.00
Class M-1                                                                                                                0.00
Class M-2                                                                                                                0.00
Class M-3                                                                                                                0.00
Class M-4                                                                                                                0.00
Class M-5                                                                                                                0.00
Class M-6                                                                                                                0.00
Class M-7                                                                                                                0.00
Class M-8                                                                                                                0.00
Class M-9                                                                                                                0.00
Class M-10                                                                                                               0.00

Swap Account:
Net Swap Payment Due                                                                                                     0.00
Net Swap Payment Paid                                                                                                    0.00
Net Swap Receipt Due                                                                                               142,467.18

Beginning Balance                                                                                                        0.00
Additions to the Swap Account                                                                                      142,467.18
Withdrawals from the Swap Account                                                                                  142,467.18
Ending Balance                                                                                                           0.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                    1,000.00
Additions to the Basis Risk Reserve Fund                                                                               549.78
Divident Earnings on the Basis Risk Reserve Fund                                                                         0.00
Withdrawals from the Basis Risk Reserve Fund                                                                           549.78
Ending Balance                                                                                                       1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1a                                                                                                               0.00
Class A-1b                                                                                                               0.00
Class A-2                                                                                                                0.00
Class A-3                                                                                                                0.00
Class A-4                                                                                                                0.00
Class A-5                                                                                                                0.00
Class M-1                                                                                                                0.00
Class M-2                                                                                                                0.00
Class M-3                                                                                                                0.00
Class M-4                                                                                                                0.00
Class M-5                                                                                                                0.00
Class M-6                                                                                                                0.00
Class M-7                                                                                                                0.00
Class M-8                                                                                                                0.00
Class M-9                                                                                                                0.00
Class M-10                                                                                                             549.78

Interest Carryover Amount Paid This Period
Class A-1a                                                                                                               0.00
Class A-1b                                                                                                               0.00
Class A-2                                                                                                                0.00
Class A-3                                                                                                                0.00
Class A-4                                                                                                                0.00
Class A-5                                                                                                                0.00
Class M-1                                                                                                                0.00
Class M-2                                                                                                                0.00
Class M-3                                                                                                                0.00
Class M-4                                                                                                                0.00
Class M-5                                                                                                                0.00
Class M-6                                                                                                                0.00
Class M-7                                                                                                                0.00
Class M-8                                                                                                                0.00
Class M-9                                                                                                                0.00
Class M-10                                                                                                             549.78

Remaining Interest Carryover Amount
Class A-1a                                                                                                               0.00
Class A-1b                                                                                                               0.00
Class A-2                                                                                                                0.00
Class M-1                                                                                                                0.00
Class A-3                                                                                                                0.00
Class A-4                                                                                                                0.00
Class A-5                                                                                                                0.00
Class M-2                                                                                                                0.00
Class M-3                                                                                                                0.00
Class M-4                                                                                                                0.00
Class M-5                                                                                                                0.00
Class M-6                                                                                                                0.00
Class M-7                                                                                                                0.00
Class M-8                                                                                                                0.00
Class M-9                                                                                                                0.00
Class M-10                                                                                                               0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                                            0.00

Prepayment Interest Shortfall Allocated to Class A-1a                                                                    0.00
Prepayment Interest Shortfall Allocated to Class A-1b                                                                    0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                     0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                     0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                     0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                     0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                    0.00
Prepayment Interest Shortfall Allocated to Class C                                                                       0.00

Total Relief Act Interest Shortfall occured this distribution                                                            0.00

Relief Act Interest Shortfall Allocated to Class A-1a                                                                    0.00
Relief Act Interest Shortfall Allocated to Class A-1b                                                                    0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                     0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                     0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                     0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                     0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                    0.00
Relief Act Interest Shortfall Allocated to Class C                                                                       0.00

Available Net Funds Cap to Libor Certificates                                                                        7.313409

One-Month LIBOR for Such Distribution Date                                                                           5.385000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1a                                                                                                           5.535000
Class A-1b                                                                                                           5.585000
Class A-2                                                                                                            5.425000
Class A-3                                                                                                            5.485000
Class A-4                                                                                                            5.535000
Class A-5                                                                                                            5.625000
Class M-1                                                                                                            5.655000
Class M-2                                                                                                            5.675000
Class M-3                                                                                                            5.685000
Class M-4                                                                                                            5.725000
Class M-5                                                                                                            5.755000
Class M-6                                                                                                            5.845000
Class M-7                                                                                                            6.245000
Class M-8                                                                                                            6.435000
Class M-9                                                                                                            7.235000
Class M-10                                                                                                           7.385000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                                0.00
Class M-2                                                                                                                0.00
Class M-3                                                                                                                0.00
Class M-4                                                                                                                0.00
Class M-5                                                                                                                0.00
Class M-6                                                                                                                0.00
Class M-7                                                                                                                0.00
Class M-8                                                                                                                0.00
Class M-9                                                                                                                0.00
Class M-10                                                                                                               0.00

Deferred Amount Paid This Period                                                                                         0.00
Class M-1                                                                                                                0.00
Class M-2                                                                                                                0.00
Class M-3                                                                                                                0.00
Class M-4                                                                                                                0.00
Class M-5                                                                                                                0.00
Class M-6                                                                                                                0.00
Class M-7                                                                                                                0.00
Class M-8                                                                                                                0.00
Class M-9                                                                                                                0.00
Class M-10                                                                                                               0.00
Deferred Amount Occured This Period                                                                                      0.00
Class M-1                                                                                                                0.00
Class M-2                                                                                                                0.00
Class M-3                                                                                                                0.00
Class M-4                                                                                                                0.00
Class M-5                                                                                                                0.00
Class M-6                                                                                                                0.00
Class M-7                                                                                                                0.00
Class M-8                                                                                                                0.00
Class M-9                                                                                                                0.00
Class M-10                                                                                                               0.00

Remaining Deferred Amount
Class M-1                                                                                                                0.00
Class M-2                                                                                                                0.00
Class M-3                                                                                                                0.00
Class M-4                                                                                                                0.00
Class M-5                                                                                                                0.00
Class M-6                                                                                                                0.00
Class M-7                                                                                                                0.00
Class M-8                                                                                                                0.00
Class M-9                                                                                                                0.00
Class M-10                                                                                                               0.00




Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.